FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of Fair Value of Financial Instruments) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 3,744,905	$ 3,580,227
Restricted cash	1,143,666	1,146,077
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	3,260,135	4,117,647
Marketable securities	3,744,905	3,580,227
Restricted cash	1,143,666	1,146,077
Security deposits payable	809,652	882,615
Mortgage	9,519,658	5,298,610
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	3,260,135	4,117,647
Marketable securities	3,744,905	3,580,227
Restricted cash	1,143,666	1,146,077
Security deposits payable	809,652	882,615
Mortgage	$ 9,915,121	$ 5,298,610